Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the Years Ended December 31,
	2020	2019	2018
Current	$146	$-	$-
Deferred	(1,046)	-	-
Total	$(900)	$-	$-

Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
	For the Years Ended December 31,
	2020	2019	2018
HK statutory income tax rate	16.50%	16.50%	16.50%
PRC statutory income tax rate difference	8.50%	8.50%	-1.50%
Effect of additional deduction on R&D expense and salary for disabled workers	0.00%	0.08%	0.87%
Effect of expenses not deductible for tax purposes	-2.43%	-0.48%	-0.05%
Valuation allowance recognized with respect to the loss in subsidiaries	-22.57%	-24.60%	-15.82%
Other	-0.10%	0.00%	0.00%
Total	-0.10%	-%	-%

Schedule of deferred tax assets and liabilities
	As of December 31,
	2020	2019
Deferred tax assets, non-current
Net operating loss carrying forward	$4,878,672	$5,269,546
Total deferred tax assets
Valuation allowance	(4,878,672)	(5,269,546)
Total	$-	$-
	As of December 31,
	2020	2019
Deferred tax liabilities, non-current
Property, plant and equipment	$-	$1,036
Total	$-	$1,036